Expense Example	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 10 Years
USD ($)	641	1,225	1,834	3,472	97	663	1,257	2,866	652	947	1,264	2,159	109	368	647	1,443